UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2019
For the Fiscal Period from June 1, 2019 through November 30, 2019
(Unaudited)

Crow Point Small-Cap Growth Fund

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crow Point Small-Cap Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crow Point Small-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609.  There is no affiliation between the Crow Point Small-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crow Point Small-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Crow Point Small-Cap Growth Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/CrowPoint, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/CrowPoint.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 78.29%

Communication Services - 2.90%
	Nexstar Media Group, Inc.	3,606	$388,402
			388,402
Consumer Discretionary - 5.62%
*	Boot Barn Holdings, Inc.	6,983	278,063
*	Chegg, Inc.	2,337	90,605
*	Quotient Technology, Inc.	12,680	132,252
	Wyndham Hotels & Resorts, Inc.	4,315	249,968
			750,888
Consumer Staples - 0.50%
	Casey's General Stores, Inc.	386	67,075
			67,075
Energy - 0.44%
	Parsley Energy, Inc.	3,976	59,560
			59,560
Financials - 7.42%
*	Allegiance Bancshares, Inc.	2,894	103,837
	American Financial Group, Inc.	866	95,009
	Ares Capital Corp.	7,837	146,787
	Cathay General Bancorp	3,032	111,638
*	Encore Capital Group, Inc.	4,511	164,516
	First Choice Bancorp	4,770	108,565
	PacWest Bancorp	1,639	61,036
	Veritex Holdings, Inc.	4,995	129,920
	WesBanco, Inc.	1,920	70,042
			991,350
Health Care - 30.41%
*	ABIOMED, Inc.	1,783	349,789
*	Alnylam Pharmaceuticals, Inc.	2,996	350,952
*	Amarin Corp PLC	19,411	412,872
*	Baudax Bio, Inc.	10,438	56,052
*	Dynavax Technologies Corp.	32,617	184,286
*	Exact Sciences Corp.	3,723	301,600
*	Foamix Pharmaceuticals Ltd.	69,675	221,567
*	Intercept Pharmaceuticals, Inc.	2,339	253,478
*	Intra-Cellular Therapies, Inc.	7,142	69,349
*	Natera, Inc.	4,158	151,725
*	Neurocrine Biosciences, Inc.	1,152	134,335
*	Novocure Ltd.	2,280	210,170
*	PolarityTE, Inc.	9,573	31,017
*	R1 RCM, Inc.	39,266	506,139
*	Recro Pharma, Inc.	26,097	431,644
*	Teladoc Health, Inc.	3,151	263,865
*	Veeva Systems, Inc.	913	136,201
			4,065,041

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 6.13%
*	IAA, Inc.	1,320	$59,836
	Interface, Inc.	5,795	97,298
	Jacobs Engineering Group, Inc.	890	81,960
*	Kornit Digital Ltd.	3,592	122,487
*	Limbach Holdings, Inc.	20,585	61,755
*	Mistras Group, Inc.	6,813	90,204
*	PGT Innovations, Inc.	3,903	56,125
	Primoris Services Corp.	5,722	125,999
*	Spirit Airlines, Inc.	3,176	124,086
			819,750
Information Technology - 19.11%
*	Ciena Corp.	2,571	97,595
*	CyberArk Software Ltd.	1,414	173,286
*	Fiserv, Inc.	1,700	197,608
*	HubSpot, Inc.	2,333	352,283
*	Impinj, Inc.	2,472	78,016
*	Keysight Technologies, Inc.	1,184	126,724
*	Limelight Networks, Inc.	50,527	215,750
*	Lumentum Holdings, Inc.	3,360	247,498
	Methode Electronics, Inc.	2,756	102,551
*	New Relic, Inc.	1,769	120,327
*	OSI Systems, Inc.	1,058	105,260
*	Rapid7, Inc.	7,000	392,490
*	RingCentral, Inc.	2,000	344,940
			2,554,328
Materials - 4.52%
	Carpenter Technology Corp.	1,877	98,674
	Compass Minerals International, Inc.	1,951	107,832
*	Ingevity Corp.	4,403	397,635
			604,141
Real Estate - 1.24%
	Kennedy-Wilson Holdings, Inc.	7,314	165,370
			165,370

	Total Common Stocks (Cost $9,532,853)		10,465,905

FOREIGN EQUITY - 0.35%

Health Care - 0.35%
*	Mainstay Medical, Inc.	15,231	46,495

	Total Foreign Equity (Cost $256,289)		46,495

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 13.30%

Emerging Markets - 1.15%
iShares Core MSCI Emerging Markets ETF	1,903	$97,377
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,721	56,707
		154,084
Financials - 0.46%
iShares MSCI Europe Financials ETF	3,325	61,745
		61,745
Growth - 8.95%
iShares Russell 2000 Growth ETF	2,891	607,023
Vanguard Small-Cap Growth ETF	3,006	589,777
		1,196,800
International - 0.73%
iShares MSCI Germany ETF	2,147	62,134
iShares MSCI Netherlands ETF	1,075	35,045
		97,179
Small-Cap - 2.01%
iShares Core S&P Small-Cap ETF	3,278	268,173
		268,173

Total Exchange-Traded Products (Cost $1,747,654)		1,777,981

CLOSED-END FUNDS - 0.74%

Financials - 0.74%
Eaton Vance Limited Duration Income Fund	1,752	22,601
MFS Multimarket Income Trust	2,644	16,102
Royce Value Trust, Inc.	4,178	60,623

Total Closed-End Funds (Cost $98,677)		99,326

REAL ESTATE INVESTMENT TRUSTS - 2.86%

Financials - 2.86%
Blackstone Mortgage Trust, Inc.	5,330	195,238
Starwood Property Trust, Inc.	7,661	187,695

Total Real Estate Investment Trusts (Cost $375,401)		382,933

SHORT-TERM INVESTMENT - 4.35%
§ Money Market Fiduciary Portfolio, 0.25%	580,921	580,921

Total Short-Term Investment (Cost $580,921)		580,921

		(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
			Value (Note 1)

Investments, at Value (Cost $12,591,795) - 99.89%			$13,353,561

Other Assets Less Liabilities - 0.11%			14,417

Net Assets - 100.00%			$13,367,978

* Non-income producing investment
§ Represents 7 day effective yield
The following acronym or abbreviation is used in this Schedule:
PLC - Public Limited Company

Summary of Investments	% of Net
by Sector	Assets	Value
Assets
Common Stocks:
Communication Services	2.90%	$388,402
Consumer Discretionary	5.62%	750,888
Consumer Staples	0.50%	67,075
Energy	0.44%	59,560
Financials	7.42%	991,350
Health Care	30.41%	4,065,041
Industrials	6.13%	819,750
Information Technology	19.11%	2,554,328
Materials	4.52%	604,141
Real Estate	1.24%	165,370
Foreign Equity:
Health Care	0.35%	46,495
Exchange-Traded Products:
Emerging Markets	1.15%	154,084
Financials	0.46%	61,745
Growth	8.95%	1,196,800
International	0.73%	97,179
Small-Cap	2.01%	268,173
Closed-End Funds:
Financials	0.74%	99,326
Real Estate Investment Trusts:	2.86%	382,933
Financials
Short-Term Investment	4.35%	580,921
Other Assets Less Liabilities	0.11%	14,417
Total Net Assets	100.00%	$13,367,978

			(Continued)

Crow Point Small-Cap Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $12,591,795)	$13,353,561
Receivables:
Fund shares sold	750
Dividends and interest	4,109
Due from Advisor	4,791
Prepaid expenses:
Registration and filing expenses	10,158
Fund accounting fees	2,329
Insurance fees	736
Shareholder fulfillment fees	609
Security pricing fees	557
Trustee fees and meeting expenses	453
Administration fees	69
Transfer Agent fees	59
Miscellaneous reporting expense	11

Total assets	13,378,192

Liabilities:
Accrued expenses:
Professional fees	8,000
Custody fees	1,457
Compliance fees	757

Total liabilities	10,214

Net Assets	$13,367,978

Net Assets Consist of:
Paid in capital	$15,908,880
Accumulated deficit	(2,540,902)

Total Net Assets	$13,367,978

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,601,960
Net Assets	$13,367,978
Net Asset Value, Redemption Price, and Offering Price Per Share	$8.34

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$15,904

Total Investment Income	15,904

Expenses:
Advisory fees (note 2)	55,235
Professional fees	22,004
Fund accounting fees (note 2)	14,084
Registration & filing expenses	13,510
Administration fees (note 2)	11,931
Transfer agent fees (note 2)	10,441
Compliance fees (note 2)	8,454
Shareholder fulfillment fees (note 2)	5,718
Custody fees (note 2)	3,801
Trustee fees and meeting expenses (note 3)	4,226
Security pricing fees	3,183
Miscellaneous expenses (note 2)	2,089
Insurance fees	896

Total Expenses	155,572

Fees waived and reimbursed by the Advisor (note 2)	(66,802)

Net Expenses	88,770

Net Investment Loss	(72,866)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investments	(1,325,956)
Net realized loss on foreign currency transactions	(18)
Total net realized loss	(1,325,974)

Net change in unrealized appreciation on investments	2,311,574

Net Realized and Unrealized Gain on Investments	985,600

Net Increase in Net Assets Resulting from Operations	$912,734

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment loss			$(72,866)	$(196,544)
Net realized gain (loss) on investments and currency transactions			(1,325,974)	915,150
Net change in unrealized appreciation (depreciation) on investments			2,311,574	(2,616,780)

Net Increase (Decrease) in Net Assets Resulting from Operations			912,734	(1,898,174)

Beneficial Interest Transactions:
Shares sold			634,817	5,463,815
Shares repurchased			(1,267,953)	(6,277,623)

Net Decrease from Beneficial Interest Transactions			(633,136)	(813,808)

Net Increase (Decrease) in Net Assets			279,598	(2,711,982)

Net Assets:
Beginning of Period			13,088,380	15,800,362
End of Period			$13,367,978	$13,088,380

	November 30,		May 31,
Share Information:	2019 (a)		2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	633,429	$634,817	633,429	$5,767,273
Shares repurchased	(764,375)	(1,267,953)	(764,375)	(6,581,081)
Net Decrease in Shares of
Beneficial Interest	(130,946)	$(633,136)	(130,946)	$(813,808)

(a) Unaudited

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	November 30,		May 31,
the fiscal years or period ended	2019	(e)	2019		2018	2017	2016

Net Asset Value, Beginning of Period	$7.76		$8.69		$7.56	$8.33	$9.70

Income (Loss) from Investment Operations:
Net investment loss (f)	(0.05)		(0.11)		(0.22)	(0.11)	(0.05)
Net realized and unrealized gain (loss)
on investments	0.63		(0.82)		1.35	(0.66)	(1.28)

Total from Investment Operations	0.58		(0.93)		1.13	(0.77)	(1.33)

Less Distributions to shareholders	-		-		-	-	(0.04)

Total Distributions	-		-		-	-	(0.04)

Net Asset Value, End of Period	$ 8.34		$ 7.76		$ 8.69	$ 7.56	$8.33

Total Return (c)	7.47%	(b)	(10.70)%		14.95%	(9.24)%	(13.71)%

Net Assets, End of Period (in thousands)	$13,368		$13,088		$15,800	$17,015	$12,927

Ratios of:
Interest and Dividend Expenses to Average
Net Assets	-		0.00%	(h)(i)	2.49%	0.84%	0.12%
Gross Expenses to Average Net Assets (d)(g)	3.18%	(a)	2.25%		4.84%	3.07%	1.83%
Net Expenses to Average Net Assets (d)(g)	1.35%	(a)	1.35%		1.68%	1.69%	1.71%
Net Investment Loss to Average Net Assets (g)	(1.09)%	(a)	(1.27)%		(2.81)%	(1.36)%	(0.55)%

Portfolio turnover rate	128.46%	(b)	71.45%		263.61%	438.73%	580.62%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e) Unaudited.
(f)	Calculated using the average shares method.
(g)
Recognition of the Fund's net investment loss is affected by the timing of dividend declarations of underlying funds.  The expenses of the underlying funds are excluded from the Fund's expense and investment loss ratios.

(h) Less than 0.01% of average net assets.
(i) Includes interest expense only.

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

1.       Organization and Significant Accounting Policies

The Crow Point Small-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.

The Fund seeks to achieve its investment objective of capital appreciation by investing primarily in a portfolio of common stocks that it believes have above-average future growth potential relative to their peers.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the primary exchange listing for securities traded on multiple exchanges. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.  Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

The following table summarizes the inputs as of November 30, 2019 for the Fund’s assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$10,465,905	$10,465,905	$-	$-
Foreign Equity*	46,495	46,495	-	-
Exchange-Traded Products*	1,777,981	1,777,981	-	-
Closed-End Funds*	99,326	99,326	-	-
Real Estate Investment Trusts*	382,933	382,933	-	-
Short-Term Investment	580,921	580,921	-	-
Total Assets	$13,353,561	$13,353,561	$-	$-

* Please refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties & Service Providers

Advisor

The Advisor also entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses; (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) to not more than 1.35% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement is until September 30, 2020 and will continue year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

The Fund pays a monthly fee to Crow Point Partners, LLC (the “Advisor”) calculated at the annual rate of 0.84% of the Fund’s average daily net assets.  For the fiscal period ended November 30, 2019, $55,235 in advisory fees were incurred, all of which were waived by the Advisor and $11,567 of additional Fund expenses were reimbursed by the Advisor to the Fund.

Sub-Advisor
Prior to July 1, 2019 the Advisor engaged Cold Creek Capital, Inc. (the “Sub-Advisor”) to be responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor was paid $3,794 directly by the Advisor, calculated at the annual rate of 0.35% of the Fund’s average daily net assets.

As of July 1, 2019, Cold Creek Capital, Inc. resigned as Sub-Advisor to the Fund, and the Advisor continued to manage the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of November 30, 2019, the Administrator received $2,089 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%	$500/additional class
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $11,931 in administration fees, $3,801 in custody fees, and $14,084 in fund accounting fees for the fiscal period ended November 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred the Transfer Agent $10,441 in fees for the fiscal period ended November 30, 2019.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

3.       Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Board approves all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; reviews performance of the Advisor and the Fund; and oversees activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$16,563,717	$17,791,351

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2019.

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open years ended May 31, 2017 through May 31, 2019, and during the fiscal period ended November 30, 2019, and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2019, the Fund did not incur any interest or penalties.

There were no distributions from net investment income or long-term capital gains during the fiscal year or period ended May 31, 2019 and November 30, 2019.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

At November 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,591,795

Gross Unrealized Appreciation	$1,421,101
Gross Unrealized Depreciation	(659,335)
Net Unrealized Appreciation	$761,766

6.       Principal Risks

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk
Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Small-Cap Securities Risk
The Fund may invest in securities of small-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Sector Concentration Risk
Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

As of November 30, 2019, the percentage of net assets invested in the Health Care sector was 30.41%.

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

8.       Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

Crow Point Small-Cap Growth Fund

Additional Information
(Unaudited)

As of November 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended November 30, 2019.

During the fiscal period ended November 30, 2019, the Fund paid no income or long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Crow Point Small-Cap Growth Fund

Additional Information
(Unaudited)

As of November 30, 2019

Institutional Class Shares	Beginning Account Value June 1, 2019	Ending November 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,074.70	$7.00
	$1,000.00	$1,018.25	$6.81
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.35%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crow Point Small-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Crow Point Partners, LLC
116 South Franklin Street	280 Summer Street
Post Office Box 69	Suite M1
Rocky Mount, North Carolina 27802-0069	Boston, MA 02210

Telephone:	Telephone:

800-773-3863	781-875-3815

World Wide Web @:	World Wide Web @:

ncfunds.com	cppinvest.com

ITEM 2.   CODE OF ETHICS.
Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.    CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.    EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	February 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	February 4, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham and Principal Financial Officer

Date:	February 4, 2020